Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Other Payables
Schedule of other payables

	December 31,
	2020	2019
	(USD in thousands)
Payables to clinical research organizations	$1,027	$588
Employee cost liabilities	1,054	275
Other liabilities	180	177
Total other payables	$2,261	$1,040